Investment Risks - TANAKA Growth Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL INVESTMENT RISKS

The Fund is subject to the following principal investment risks:

Management Risk - The Advisor's growth-oriented investment approach may fail to produce the intended results.

Smaller Company Risk - To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:

•	The earnings and prospects of smaller companies are more volatile than larger companies.
•	Smaller companies may experience higher failure rates than do larger companies.
•	The trading volume of securities of smaller companies is normally less than that of larger companies and,
•	therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Single Company Investment Risk - Because the Fund may invest a larger portion of its assets in one or more companies than would a more diversified fund, the value of the Fund may disproportionately decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

Market Risk – Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

Foreign Risk - To the extent the Fund invests in foreign securities, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events.

In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets historically have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.

Non-Diversification Risk- As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

Sector Risk- If the Fund's portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, to the extent the Fund is overweighted in the financial services sector, the technology sector or the pharmaceutical/health care sector, it will be affected by developments affecting the applicable sector. All three sectors are subject to changing government regulations that may limit profits and restrict services offered. Companies in these sectors also may be significantly affected by intense competition. In addition, the profitability of companies in the financial services industries can be significantly affected by the cost of capital and changes in interest rates, and technology and pharmaceutical/health care products may be subject to rapid obsolescence.

Volatility Risk- Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The Advisor's growth-oriented investment approach may fail to produce the intended results
Smaller Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks
Single Company Ivestment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Because the Fund may invest a larger portion of its assets in one or more companies than would a more diversified fund, the value of the Fund may disproportionately decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall
Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	To the extent the Fund invests in foreign securities, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events
Non Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	If the Fund's portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector. For example, to the extent the Fund is overweighted in the financial services sector, the technology sector or the pharmaceutical/health care sector, it will be affected by developments affecting the applicable sector. All three sectors are subject to changing government regulations that may limit profits and restrict services offered. Companies in these sectors also may be significantly affected by intense competition. In addition, the profitability of companies in the financial services industries can be significantly affected by the cost of capital and changes in interest rates, and technology and pharmaceutical/health care products may be subject to rapid obsolescence
Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Common stocks tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares